Calvert
Growth Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited)

Mutual Funds(1) — 94.1%

Security	Shares	Value
Equity Funds — 88.7%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	231,547	$ 5,793,296
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	398,894	9,102,754
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,316,577	36,337,541
Calvert US Large-Cap Growth Responsible Index Fund, Class I	371,850	13,275,033
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,175,565	25,274,646
Calvert US Mid-Cap Core Responsible Index Fund, Class I	97,847	2,653,623
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	118,491	7,928,261
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,023,865	9,921,256
Calvert Emerging Markets Equity Fund, Class R6	551,928	9,073,698
Calvert International Equity Fund, Class R6	864,098	17,731,296
Calvert International Opportunities Fund, Class R6	951,933	15,183,326
Calvert Mid-Cap Fund, Class I	81,773	3,078,751
		$155,353,481
Income Funds — 5.4%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	667,198	$6,004,781
The Calvert Fund:
Calvert High Yield Bond Fund, Class I	135,249	3,439,380
		$9,444,161
Total Mutual Funds (identified cost $149,762,902)		$164,797,642

U.S. Treasury Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds:
0.250%, 2/15/50(2)(3)	$3,092	$ 3,476,537
0.750%, 2/15/45(2)	2,523	3,091,671
U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/29(2)(4)	2,012	2,294,624
Total U.S. Treasury Obligations (identified cost $7,648,775)		$ 8,862,832

Short-Term Investments — 1.0%

Other — 0.7%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(5)	1,111,950	$ 1,111,950
Total Other (identified cost $1,111,950)		$ 1,111,950

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(6)	573,500	$ 573,500
Total Securities Lending Collateral (identified cost $573,500)		$ 573,500
Total Short-Term Investments (identified cost $1,685,450)		$ 1,685,450
Total Investments — 100.2% (identified cost $159,097,127)		$175,345,924

Other Assets, Less Liabilities — (0.2)%	$ (312,148)
Net Assets — 100.0%	$175,033,776

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $557,651 and the total market value of the collateral received by the Fund was $573,500, comprised of cash.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(6)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Growth Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	23	Long	9/18/20	$3,553,730	$32,311
Interest Rate Futures
U.S. 2-Year Treasury Note	105	Long	9/30/20	23,186,953	6,234
U.S. 5-Year Treasury Note	(55)	Short	9/30/20	(6,915,820)	(18,533)
U.S. Ultra-Long Treasury Bond	(45)	Short	9/21/20	(9,817,031)	(124,381)
					$(104,369)
During the fiscal year to date ended June 30, 2020, the Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
At June 30, 2020, the value of the Fund's investment in affiliated funds was $165,909,592, which represents 94.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
Bond Fund, Class R6	$4,516,834	$692,414	$(5,190,402)	$192,408	$(211,254)	$ —	$11,576	$ —	—
Cash Reserves Fund, LLC	—	3,718,593	(2,606,643)	—	—	1,111,950	163	—	1,111,950
Emerging Markets Advancement Fund, Class I	—	10,275,080	—	—	(353,824)	9,921,256	—	21,425	1,023,865
Emerging Markets Equity Fund, Class R6	13,839,097	2,383,218	(7,371,459)	(120,795)	343,637	9,073,698	92,218	—	551,928
Equity Fund, Class R6	—	7,417,769	—	—	510,492	7,928,261	22,413	170,356	118,491
Floating-Rate Advantage Fund, Class R6	3,283,653	2,722,882	—	—	(1,754)	6,004,781	130,886	—	667,198
High Yield Bond Fund, Class I	—	3,054,328	—	—	385,052	3,439,380	39,328	—	135,249
International Equity Fund, Class R6	13,922,830	3,122,054	(406,000)	(8,209)	1,100,621	17,731,296	211,053	—	864,098

Calvert
Growth Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gain distributions received	Shares/Units, end of period
International Opportunities Fund, Class R6	$15,549,091	$509,690	$(1,044,000)	$71,244	$97,301	$15,183,326	$240,690	$ —	951,933
International Responsible Index Fund, Class R6	5,747,021	3,514,887	—	—	(159,154)	9,102,754	106,887	—	398,894
Mid-Cap Fund, Class I	2,860,367	486,179	—	—	(267,795)	3,078,751	6,419	129,760	81,773
Short Duration Income Fund, Class R6	7,435	18	(7,450)	(2)	(1)	—	21	—	—
Small-Cap Fund, Class R6	6,087,303	286,290	(3,000)	(340)	(576,957)	5,793,296	15,783	74,507	231,547
Ultra-Short Duration Income Fund, Class R6	—	5,662,721	(5,543,951)	(118,770)	—	—	16,721	—	—
US Large-Cap Core Responsible Index Fund, Class R6	51,833,203	17,867,869	(34,631,199)	400,675	866,993	36,337,541	547,265	—	1,316,577
US Large-Cap Growth Responsible Index Fund, Class I	14,668,535	204,018	(3,964,000)	994,058	1,372,422	13,275,033	91,877	112,141	371,850
US Large-Cap Value Responsible Index Fund, Class I	20,845,592	7,846,156	(667,000)	(93,380)	(2,656,722)	25,274,646	463,481	174,675	1,175,565
US Mid-Cap Core Responsible Index Fund, Class I	2,438,184	210,514	—	—	4,925	2,653,623	24,162	24,353	97,847
Totals				$1,316,889	$453,982	$165,909,592	$2,020,943	$707,217
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Growth Allocation Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$164,797,642	$ —	$ —	$164,797,642
U.S. Treasury Obligations	—	8,862,832	—	8,862,832
Short-Term Investments:
Other	—	1,111,950	—	1,111,950
Securities Lending Collateral	573,500	—	—	573,500
Total Investments	$165,371,142	$9,974,782	$ —	$175,345,924
Futures Contracts	$ 38,545	$ —	$ —	$38,545
Total	$165,409,687	$9,974,782	$ —	$175,384,469
Liability Description
Futures Contracts	$ (142,914)	$ —	$ —	$(142,914)
Total	$ (142,914)	$ —	$ —	$(142,914)
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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